Property and Equipment, Net - Depreciation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation	$ 217	¥ 1,509	¥ 1,373	¥ 1,461
Sales and marketing expenses
Property, Plant and Equipment [Line Items]
Depreciation	128	892	853	935
General and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation	42	290	268	258
Research and development expenses
Property, Plant and Equipment [Line Items]
Depreciation	$ 47	¥ 327	¥ 252	¥ 268